CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 8,351,945	$ 12,258,218	$ 4,298,179
Accounts receivable- related party	46,146
Total current assets	8,398,091	12,258,218	4,298,179
PROPERTY AND EQUIPMENT, NET	953,378	328,504	128,671
OTHER ASSETS
Other assets	13,767	13,767	25,180
Intangible assets		0	101,114
Operating lease right of use asset	262,242	289,002	129,003
TOTAL ASSETS	9,627,478	12,889,491	4,682,147
CURRENT LIABILITIES:
Accounts payable - trade	405,423	419,093	493,497
Accrued expenses	533,993	893,137	401,178
Accrued expenses - related parties	1,270,652	421,599	591,600
Notes payable- PPP loans, current		431,803	0
Convertible notes payable, net	2,255,066	9,191,155	3,967,578
Simple Agreements for Future Equity		0	785,000
Current portion of operating lease right of use liability	145,815	112,371	108,779
Total current liabilities	4,610,949	11,469,158	6,347,632
NON-CURRENT LIABILITIES:
Notes payable- PPP loans		431,803	226,170
Operating lease right of use liability, net of current portion	97,261	178,170	23,256
Total non-current liabilities	97,261	609,973	249,426
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock	0	0	0
Common stock - $0.001 par value, 200,000,000 shares authorized, 43,802,147 and 35,166,551 shares issued and outstanding at 6/30/2022 and 9/30/2021, respectively	43,803	35,168	24,807
Additional paid in capital	100,699,797	82,530,684	54,023,758
Accumulated deficit	(95,827,137)	(81,326,494)	(55,966,281)
Total stockholders' equity	4,919,268	1,242,163	(1,914,911)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	9,627,478	12,889,491	4,682,147
Series C Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock	1,790	1,790	1,790
Series D Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock	$ 1,015	$ 1,015	$ 1,015